Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net (loss) profit Per Share

Net (loss)/profit per share is presented below:

	Year ended March 31
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(amounts in millions, except share and per share data)
Net (loss)/profit attributable to APGL	(821)	78	(2,269)	(30.0)
Add: Accretion of redeemable non-controlling interest	(6)	—	—	—
Net (loss)/profit attributable to APGL equity shareholders (A)	(827)	78	(2,269)	(30.0)
Shares outstanding for allocation of undistributed income:
Equity shares	25,996,932	41,040,028	47,650,750	47,650,750
Weighted average shares outstanding
Equity shares – Basic (B)	25,974,111	33,063,832	43,048,026	43,048,026
Equity shares – Diluted (C)	25,974,111	33,968,127	43,048,026	43,048,026
Net (loss)/profit per share — basic and diluted
Equity earnings/(loss) per share – Basic (D=A/B)	(31.84)	2.37	(52.71)	(0.70)
Equity earnings/(loss) per share – Diluted (E=A/C)	(31.84)	2.31	(52.71)	(0.70)